UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NEA
Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.8% (98.1% of Total Investments)
	MUNICIPAL BONDS – 150.8% (98.1% of Total Investments)
	Alabama – 1.1% (0.7% of Total Investments)
$ 4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	A-	$4,728,422
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	10/17 at 100.00	A3	1,399,743
1,040	5.000%, 4/01/23 – NPFG Insured	10/17 at 100.00	A3	1,043,536
25,890	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	32,554,086
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	4,981,389
37,475	Total Alabama			44,707,176
	Alaska – 0.8% (0.5% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
17,040	5.000%, 6/01/32	10/17 at 100.00	B3	16,494,379
16,570	5.000%, 6/01/46	10/17 at 100.00	B3	15,852,519
33,610	Total Alaska			32,346,898
	Arizona – 2.2% (1.5% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,575,033
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/51	7/27 at 100.00	AA-	1,142,383
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	Aa3	3,040,492
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	Aa3	3,778,075
7,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	A1	8,184,300
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 – AGM Insured	7/25 at 100.00	A2	8,081,431
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A:
3,000	4.000%, 1/01/36	1/27 at 100.00	AA-	3,178,710
10,000	5.000%, 1/01/38 (UB) (4)	1/27 at 100.00	AA-	11,647,700
10,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	11,831,589

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
$ 6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	$8,572,248
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	13,276,000
11,320	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	13,663,919
75,045	Total Arizona			87,971,880
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	10/17 at 100.00	N/R	4,621,581
	California – 14.6% (9.5% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.450%, 10/01/25 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	BBB+ (5)	3,526,390
22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/32 – NPFG Insured	No Opt. Call	A3	13,298,314
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	3,107,994
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured	No Opt. Call	A2	15,075,071
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	A1	2,329,164
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009F-1:
2,500	5.125%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa3 (5)	2,675,400
2,500	5.625%, 4/01/44 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa3 (5)	2,696,025
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
5,000	5.000%, 4/01/38	4/23 at 100.00	A1	5,731,850
6,500	5.250%, 4/01/53	4/23 at 100.00	A1	7,462,845
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54	4/24 at 100.00	Aa3	11,278,800
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	AA+	4,776,080
	Burbank Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2015A:
2,250	0.000%, 8/01/32	2/25 at 100.00	AA-	1,909,395
1,350	0.000%, 8/01/33	2/25 at 100.00	AA-	1,137,416
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	B3	7,943,141
	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2009-AF:
2,090	5.000%, 12/01/29	12/18 at 100.00	Aa1	2,206,622
2,910	5.000%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	AA+ (5)	3,071,738

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (5)	$3,353,122
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,891,872
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,058,391
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	6,294,787
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	567,257
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40	11/21 at 100.00	AA-	3,828,801
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A:
3,000	5.000%, 8/15/51 (UB) (4)	8/22 at 100.00	A1	3,339,420
10,000	5.000%, 8/15/51	8/22 at 100.00	A+	11,131,400
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA-	2,765,450
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	602,440
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A, 5.000%, 11/15/40	11/21 at 100.00	Aa3	1,928,059
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
485	8.642%, 8/15/51 (IF) (4)	8/22 at 100.00	AA-	599,513
525	8.648%, 8/15/51 (IF) (4)	8/22 at 100.00	AA-	649,068
1,285	8.648%, 8/15/51 (IF) (4)	8/22 at 100.00	AA-	1,588,671
5,355	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF0078, 12.186%, 11/15/48 (Pre-refunded 5/15/18) – Insured (IF)	5/18 at 100.00	Aa3 (5)	6,902,702
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	2,644,084
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	1,689,795
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,054,977
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	3,337,651
	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
1,460	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (5)	1,581,428
2,540	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (5)	2,751,252
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 4.000%, 8/01/36	8/26 at 100.00	AA-	5,379,200
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	10/17 at 100.00	AA-	5,015
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	AA-	22,140,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California State, General Obligation Bonds, Various Purpose Series 2010:
$ 7,000	5.250%, 3/01/30	3/20 at 100.00	AA-	$7,740,670
4,250	5.250%, 11/01/40	11/20 at 100.00	AA-	4,785,075
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA-	11,349,800
6,270	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	A+	6,892,987
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA-	11,357,400
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A3	3,127,680
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,895	5.750%, 7/01/30 (6)	10/17 at 100.00	CCC	3,887,755
5,000	5.750%, 7/01/35 (6)	10/17 at 100.00	CCC	4,912,000
6,000	5.500%, 7/01/39 (6)	10/17 at 100.00	CCC	5,699,580
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA- (5)	1,620,882
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	7,288,834
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	4,087,877
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 5.000%, 8/01/32 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	AA+ (5)	5,209,250
3,330	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38	8/23 at 100.00	AA	3,848,381
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured	10/17 at 100.00	A	2,507,400
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB-	4,106,910
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
910	0.000%, 1/15/42	1/31 at 100.00	BBB-	785,194
3,350	5.750%, 1/15/46	1/24 at 100.00	BBB-	3,858,731
8,350	6.000%, 1/15/49	1/24 at 100.00	BBB-	9,638,989
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21 (ETM)	No Opt. Call	AA+ (5)	28,769,100
3,120	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/17 at 100.00	A	3,130,171
13,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	A1	10,982,790
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	10,053,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
$ 19,350	5.000%, 6/01/33	10/17 at 100.00	B3	$19,350,000
2,850	5.125%, 6/01/47	10/17 at 100.00	B-	2,815,030
940	5.750%, 6/01/47	10/17 at 100.00	B3	940,000
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40 (Pre-refunded 7/15/21)	7/21 at 100.00	Aaa	4,603,599
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	2,997,650
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	2,711,406
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	997,410
395	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)	10/17 at 100.00	N/R (5)	396,193
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	10/17 at 100.00	N/R (5)	998,502
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A, 5.375%, 7/01/34	1/19 at 100.00	Aa2	2,649,964
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	Aa2	11,172,000
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	A3	1,911,324
10,335	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)	8/35 at 100.00	AA	8,431,913
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	7,863,075
745	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	10/17 at 100.00	N/R (5)	836,434
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	Aa3	7,653,903
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 5.875%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	4,189,247
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29	No Opt. Call	Aa3	1,759,075
	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995:
3,765	7.200%, 8/01/17 – NPFG Insured	No Opt. Call	A3	3,765,000
5,000	7.400%, 8/01/25 – NPFG Insured	No Opt. Call	A3	6,017,250
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (5)	1,900,286
1,745	5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	AAA (5)	2,247,124
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	AA	700,310
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30	11/20 at 100.00	Ba1	5,399,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A	$1,684,020
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	A2	5,160,764
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,335	5.000%, 9/01/25	9/17 at 100.00	N/R	1,337,577
410	5.100%, 9/01/30	9/17 at 100.00	N/R	410,660
5,145	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	AA+ (5)	6,127,438
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/28	No Opt. Call	A1	1,318,392
1,000	Rim of the World Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011C, 5.000%, 8/01/38 – AGM Insured	8/21 at 100.00	A2	1,115,900
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB-	862,129
5,085	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	AA+ (5)	6,043,828
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	Ba2	2,635,470
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 17.693%, 8/01/39 (Pre-refunded 8/01/19) (IF)	8/19 at 100.00	AA- (5)	2,495,699
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A+	4,454,080
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44	1/25 at 100.00	BBB	11,731,632
32,725	5.000%, 1/15/50	1/25 at 100.00	BBB	35,932,377
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	BBB	6,117,397
10,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured	10/17 at 100.00	A	10,032,100
12,580	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	A	12,602,518
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	A+	2,171,685
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series 2006A, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AAA	4,219,063
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	AA+	3,260,591
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	AA	6,661,305
	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015:
5,000	0.000%, 8/01/46	No Opt. Call	A1	1,232,550
6,570	0.000%, 8/01/47	No Opt. Call	A1	1,523,649

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,135	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	10/17 at 100.00	B+	$2,139,355
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	A3	2,210,121
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/19) – AGM Insured	8/19 at 100.00	A2 (5)	4,728,165
610,805	Total California			576,466,216
	Colorado – 8.3% (5.4% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/17 at 100.00	BBB-	1,086,866
500	Blue Lake Metropolitan District No. 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	510,745
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
1,575	5.000%, 12/01/37	12/22 at 103.00	N/R	1,619,746
3,620	5.000%, 12/01/47	12/22 at 103.00	N/R	3,683,929
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.375%, 12/01/33	12/23 at 100.00	BBB	1,406,213
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	118,861
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44	7/24 at 100.00	BB+	1,745,407
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	10/17 at 100.00	BBB+	6,366,129
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	2,368,509
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	5,289,050
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2016-XG0007, 13.089%, 10/01/41 (Pre-refunded 4/29/18) – AGM Insured (IF) (4)	4/18 at 100.00	BBB+ (5)	8,289,450
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36	12/23 at 100.00	A+	5,618,700
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 5.125%, 1/01/37	10/17 at 100.00	N/R	750,525
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	3,212,534
1,825	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42	6/22 at 100.00	BBB	1,899,497
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	1,076,740
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB+	800,213
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	1,547,040

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 25,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA-	$27,538,080
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB+	3,260,172
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005:
235	5.250%, 6/01/23	10/17 at 100.00	BBB	235,717
175	5.000%, 6/01/29	10/17 at 100.00	BBB	175,385
2,500	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	2,750,700
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41	3/27 at 100.00	A+	1,744,830
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41 – AGM Insured	8/26 at 100.00	A2	8,148,596
3,000	5.000%, 8/01/46 – AGM Insured	8/26 at 100.00	A2	3,420,660
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	12,666,626
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	14,426,844
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,000	5.000%, 12/01/33	12/26 at 100.00	BBB-	2,287,540
3,000	5.000%, 12/01/34	12/26 at 100.00	BBB-	3,418,320
2,400	5.000%, 12/01/36	12/26 at 100.00	BBB-	2,724,312
1,610	5.000%, 12/01/40	12/26 at 100.00	BBB-	1,816,531
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	BBB+	12,894,096
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	BBB+	5,603,436
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	29,360,093
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	9,711,846
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	27,526,810
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	6,586,546
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB+	1,550,224
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB+	9,241,490
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB+	2,439,030
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	BBB+	6,594,406
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	BBB+	2,908,500
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB+	3,734,100
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	BBB+	1,115,560
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/36	12/26 at 100.00	AA+	1,077,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,085	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	$1,101,394
1,245	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,175,728
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	BBB	19,314,834
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (5)	3,075,494
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	A	691,790
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
15,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	16,801,350
4,150	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,575,624
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	3,636,522
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	AA-	4,486,080
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46	6/24 at 100.00	Aa1	16,524,200
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/30 – AGM Insured	12/26 at 100.00	AA	2,605,911
385,455	Total Colorado			326,337,421
	Connecticut – 0.3% (0.2% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	1,867,140
7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	8,095,232
8,815	Total Connecticut			9,962,372
	Delaware – 0.4% (0.2% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc., Series 2010A, 5.000%, 10/01/40 – NPFG Insured	10/20 at 100.00	Aa2	1,087,410
3,250	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	BBB-	3,461,900
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	A1	10,149,511
13,320	Total Delaware			14,698,821
	District of Columbia – 1.7% (1.1% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB+	1,155,875
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	10/17 at 17.13	N/R	15,199,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
$ 3,500	5.000%, 4/01/35	4/27 at 100.00	A	$4,146,415
3,500	5.000%, 4/01/36	4/27 at 100.00	A	4,136,650
15,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 – AMBAC Insured (7)	4/21 at 100.00	A	15,865,232
	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A:
11,200	4.500%, 10/01/30 – AMBAC Insured	10/17 at 100.00	AA+	11,227,552
15,000	4.500%, 10/01/30 – AMBAC Insured	10/17 at 100.00	A	15,030,900
156,600	Total District of Columbia			66,761,974
	Florida – 7.2% (4.7% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016, 5.000%, 9/01/46	9/23 at 100.00	BBB-	2,854,768
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	AA+ (5)	2,101,440
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	A	12,365,430
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,243,378
	Clay County, Florida, Utility System Revenue Bonds, Refunding Series 2007:
1,500	5.000%, 11/01/27 (Pre-refunded 11/01/17) – AGM Insured (UB)	11/17 at 100.00	AA (5)	1,515,735
3,000	5.000%, 11/01/32 (Pre-refunded 11/01/17) – AGM Insured (UB)	11/17 at 100.00	AA (5)	3,031,470
3,010	Cocoa, Florida, Water and Sewerage System Revenue Bonds, Refunding Series 2003, 5.500%, 10/01/23 – AMBAC Insured	No Opt. Call	AA	3,506,198
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43	11/23 at 100.00	BBB-	4,029,780
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A:
8,555	6.000%, 4/01/42	4/23 at 100.00	Baa1	9,992,154
4,280	5.625%, 4/01/43	4/23 at 100.00	Baa1	4,852,921
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	A3	815,662
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	A3	1,195,314
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond Trust 2016-XF2347, 15.762%, 6/01/38 – AGC Insured (IF) (4)	6/18 at 101.00	Aa1	2,928,175
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series 2009A, 5.000%, 1/15/29	1/19 at 100.00	AAA	1,584,840
2,070	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006, 5.500%, 6/01/38 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AA (5)	2,148,681
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A+	6,489,511
12,885	5.000%, 10/01/44	10/24 at 100.00	A+	14,539,692
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A+	453,256

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/24	11/21 at 100.00	A2	$1,715,543
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	2,783,500
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,315,854
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	21,601,878
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BBB	223,393
2,000	5.125%, 7/01/38	7/27 at 100.00	BBB	2,175,800
5,035	5.125%, 7/01/46	7/27 at 100.00	BBB	5,422,091
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A, 6.000%, 2/01/30 – AGM Insured	2/21 at 100.00	A1	1,374,276
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	8,295,718
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/35	7/20 at 100.00	A2	10,990,600
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,136,010
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A, 5.500%, 10/01/41	10/19 at 100.00	A	5,435,350
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A	8,279,400
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
3,000	5.000%, 10/01/26	10/20 at 100.00	A	3,344,190
2,500	5.000%, 10/01/27	10/20 at 100.00	A	2,785,175
4,000	5.000%, 10/01/35 – AGM Insured	10/20 at 100.00	A2	4,391,840
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,717,470
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series 2009-B1, 5.625%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA (5)	4,173,040
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2017, 5.000%, 6/01/38	6/27 at 100.00	Aa3	5,408,812
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A2	2,096,309
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31	7/22 at 100.00	A1	6,288,370
3,000	5.000%, 7/01/42	7/22 at 100.00	A1	3,398,370
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	A1 (5)	11,727,705
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	A+	6,463,439

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	$1,804,427
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012A, 5.000%, 10/01/42	4/22 at 100.00	A	815,175
10,170	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%, 10/01/29 (Pre-refunded 10/01/17) – FGIC Insured	10/17 at 100.00	AA- (5)	10,237,427
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured	11/17 at 100.00	BBB	4,076,040
255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	300,977
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series 2009, 5.250%, 10/01/33	10/19 at 100.00	AAA	4,366,600
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
45	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	A1	46,977
435	5.250%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (5)	455,358
1,385	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.000%, 5/01/30 – RAAI Insured	5/18 at 100.00	A3	1,405,082
2,490	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992, 6.000%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	A (5)	2,628,743
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/33	5/25 at 100.00	Aa3	6,898,149
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Refunding Series 2007:
3,500	5.000%, 8/15/37	8/17 at 100.00	AA-	3,507,105
2,455	5.000%, 8/15/42 (UB) (4)	10/17 at 100.00	Aa3	2,459,640
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA (5)	1,303,152
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008, 5.000%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	AA+ (5)	5,232,800
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds, Stadium Project, Series 1995:
910	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	A	978,550
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	A	3,301,311
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,689,037
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	4,113,360
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42	7/22 at 100.00	A	10,974,269
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured	10/21 at 100.00	A-	1,692,030
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45	4/25 at 100.00	A3	2,188,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	$ 8,286,224
259,300	Total Florida			283,953,931
	Georgia – 3.6% (2.3% of Total Investments)
6,950	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	Aa3	7,500,996
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	AA-	8,072,657
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
1,060	5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	A+	1,159,248
1,990	5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	Aa2 (5)	2,184,662
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33	5/25 at 100.00	A+	3,996,666
2,040	5.000%, 11/01/35	5/25 at 100.00	A+	2,383,903
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A+	5,797,800
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007, 4.000%, 8/01/26	8/20 at 100.00	AA	1,630,723
7,350	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/42 (WI/DD, Settling 8/03/17)	4/27 at 100.00	A	8,337,105
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB-	2,196,220
5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	6,485,509
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc. Project, Series 2017A:
10,000	5.000%, 4/01/42 (WI/DD, Settling 8/03/17)	4/27 at 100.00	A	11,343,000
6,370	5.000%, 4/01/47 (WI/DD, Settling 8/03/17)	4/27 at 100.00	A	7,185,806
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
2,360	5.250%, 2/15/45	2/20 at 100.00	AA-	2,521,684
7,640	5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	8,445,867
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA-	14,866,146
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45	2/27 at 100.00	AA-	8,870,250
7,905	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	A2	8,697,160
11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42 (WI/DD, Settling 8/03/17)	4/27 at 100.00	A2	11,220,660
3,055	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	AAA	3,118,269
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%, 2/01/27 – BHAC Insured	No Opt. Call	AA+	1,687,770

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (5)	$2,637,475
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa2	8,938,438
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA-	2,850,428
127,395	Total Georgia			142,128,442
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	BBB-	4,542,206
	Hawaii – 0.1% (0.1% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	298,733
4,225	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40	7/25 at 100.00	A1	4,375,790
4,500	Total Hawaii			4,674,523
	Idaho – 0.1% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2012A, 5.000%, 3/01/47 – AGM Insured	3/22 at 100.00	A-	2,271,605
2,750	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%, 3/20/37	10/17 at 101.00	A1	2,784,815
4,860	Total Idaho			5,056,420
	Illinois – 21.3% (13.8% of Total Investments)
	Bolingbrook, Illinois, General Obligation Refunding Bonds, Refunding Series 2002B:
4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A	2,708,569
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A	2,149,200
11,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	11,944,020
2,940	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	B3	2,544,129
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	11,720,105
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B	1,767,489
23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46	12/27 at 100.00	N/R	24,184,801
10,510	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured	No Opt. Call	B+	9,734,888
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
19,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	B+	17,451,644
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	B+	1,120,370

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%, 6/01/26 – AGM Insured	6/21 at 100.00	A2	$3,850,875
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	A3	6,237,966
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	10,242,469
1,985	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2013B, 5.000%, 1/01/26	1/23 at 100.00	A	2,298,074
13,100	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured	1/20 at 100.00	A2	14,134,769
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	BBB-	28,602,347
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	BBB-	27,858,362
22,670	0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB-	16,740,888
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	11,354,417
5,540	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	BBB-	5,614,568
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	Ba1	5,116,050
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	5,250,700
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	Aa2	4,579,376
	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Capital Appreciation Bonds, Series 2001:
2,575	0.000%, 12/01/20 – NPFG Insured	No Opt. Call	A3	2,362,279
3,615	0.000%, 12/01/20 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	3,462,917
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A:
3,500	5.250%, 11/15/22	11/20 at 100.00	A2	3,857,455
12,425	5.250%, 11/15/33	11/20 at 100.00	A2	13,021,400
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,882,800
15,285	0.000%, 11/01/19	No Opt. Call	AAA	14,824,769
5,265	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002, 5.500%, 11/01/36	11/23 at 100.00	A	5,855,891
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	Aa2	5,461,308
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BBB-	4,448,766
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39	9/24 at 100.00	BBB-	9,323,738
11,030	5.000%, 9/01/42	9/24 at 100.00	BBB-	11,697,205
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	Aa2	1,639,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,000	Illinois Finance Authority, Revenue Bonds, Children's Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA-	$2,075,500
3,040	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (5)	3,110,832
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	3,064,026
6,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A1	6,396,300
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
11,165	5.000%, 12/01/40	6/26 at 100.00	A3	12,232,039
9,000	5.000%, 12/01/46	6/26 at 100.00	A3	9,789,390
3,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 4.000%, 8/15/33	8/22 at 100.00	Aa2	3,126,450
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076, 15.687%, 8/15/43 (IF)	8/22 at 100.00	Aa2	1,497,892
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
1,575	6.000%, 5/15/39	5/20 at 100.00	A	1,733,272
3,460	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	3,919,211
1,970	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	A (5)	1,998,171
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	14,887,365
	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
3,500	5.000%, 2/15/32	2/27 at 100.00	BBB-	3,824,590
27,135	4.000%, 2/15/41	2/27 at 100.00	BBB-	25,326,724
1,000	5.000%, 2/15/41	2/27 at 100.00	BBB-	1,070,450
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
85	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	96,518
8,400	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB- (5)	9,538,284
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	2,557,151
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B:
205	5.000%, 5/15/24 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (5)	211,681
2,995	5.000%, 5/15/24 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (5)	3,092,607
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,350,373
8,645	5.500%, 8/15/30	8/18 at 100.00	BBB+	8,898,299
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	Baa1	4,431,480
8,040	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	A2	9,164,394

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C:
$ 1,000	5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (5)	$1,153,440
2,500	5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (4)	2/21 at 100.00	AA- (5)	2,883,600
15,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	16,809,273
1,375	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series 1993A, 6.250%, 4/01/18 – AGM Insured (ETM)	No Opt. Call	AA (5)	1,420,939
1,475	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System, Series 1993C, 6.000%, 4/01/18	No Opt. Call	Aa2	1,524,663
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	BBB-	1,702,656
5,000	5.000%, 2/01/39	2/24 at 100.00	BBB-	5,129,650
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB-	1,846,425
5,420	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB-	5,564,768
5,000	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/34	11/26 at 100.00	BBB-	5,235,300
3,510	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/28	2/27 at 100.00	BBB-	3,828,357
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	BBB	10,578,900
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	BBB-	2,719,620
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB-	2,015,960
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	BBB-	2,671,100
4,500	5.000%, 3/01/27	3/22 at 100.00	BBB-	4,737,600
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB-	2,164,039
5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA-	5,640,240
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	AA-	9,009,440
6,500	5.000%, 1/01/39	1/24 at 100.00	AA-	7,312,045
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	AA-	11,434,054
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	AA-	10,051,834
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 15.310%, 1/01/38 (IF)	1/23 at 100.00	AA-	1,656,466
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 – FGIC Insured	No Opt. Call	BBB	12,675,897
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	3,097,958
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,586,375
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)	No Opt. Call	A2	4,528,771

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
$ 855	5.250%, 1/01/25 (8)	10/17 at 100.00	D	$248,942
1,750	5.250%, 1/01/30 (8)	10/17 at 100.00	D	509,530
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 5.250%, 1/01/39 – AGM Insured	1/21 at 100.00	A2	5,419,300
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured	No Opt. Call	A3	16,277,730
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Aa2	2,734,411
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52 (UB) (4)	6/22 at 100.00	BB+	5,028,700
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	5,300,550
15,585	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	BB+	15,946,884
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BBB-	9,598,710
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BBB-	1,485,852
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	BBB-	9,097,038
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	BBB-	15,093,613
5,010	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BBB-	4,421,876
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB-	20,399,933
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB-	10,500,175
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A:
5,100	5.500%, 12/15/23 – FGIC Insured	No Opt. Call	BBB-	5,743,416
5,180	5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	BBB- (5)	5,963,941
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	BB+	2,339,437
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
6,500	5.700%, 6/15/25 – NPFG Insured	6/22 at 101.00	BBB-	7,427,420
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BBB-	9,109,840
5,725	5.750%, 6/15/27 – NPFG Insured	6/22 at 101.00	BBB-	6,484,192
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	BBB-	2,201,981
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BBB-	12,930,120
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BBB-	1,375,829
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BBB-	4,563,695
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (5)	13,583,968

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Midlothian, Illinois, General Obligation Bonds, Series 2010A:
$ 2,685	5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	$2,767,403
2,080	5.250%, 2/01/34 – AGM Insured	2/20 at 100.00	AA	2,150,782
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	21,369,756
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A2	3,102,125
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48	11/23 at 100.00	AA	5,639,081
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,000	5.000%, 3/01/18	No Opt. Call	A3	2,043,900
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,601,608
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	7,996,660
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series 2010A, 5.250%, 5/01/31 – AGM Insured	5/20 at 100.00	AA	2,931,617
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.250%, 10/01/38	10/23 at 100.00	Baa1	2,344,920
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	3,920,679
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	720,322
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	A3	2,260,116
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011, 7.250%, 12/01/28 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (5)	2,278,605
884,240	Total Illinois			840,331,205
	Indiana – 4.2% (2.7% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	A3	6,627,840
7,910	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	Aa3	8,521,601
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A:
5,000	4.000%, 5/01/35	5/23 at 100.00	A	5,110,650
5,420	5.000%, 5/01/42	5/23 at 100.00	A	5,916,526
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A:
1,875	4.000%, 12/01/40	6/25 at 100.00	AA	1,939,969
3,400	5.000%, 12/01/40	6/25 at 100.00	AA	3,879,094
1,500	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured	6/22 at 100.00	Ba1	1,524,675
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated Group, Series 2012, 5.000%, 3/01/41	3/22 at 100.00	A+	9,310,044

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A:
$ 6,290	5.250%, 12/01/38	12/19 at 100.00	AA-	$6,797,037
10,000	5.250%, 12/01/38 (UB) (4)	12/19 at 100.00	Aa3	10,806,100
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B, 5.000%, 12/01/37	12/20 at 100.00	AA-	2,755,925
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A	12,510,300
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A3	5,620,650
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 5.000%, 10/01/37	10/22 at 100.00	A2	5,608,600
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A	15,030,741
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	10/17 at 100.00	A (5)	4,334,645
22,380	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	25,716,858
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A, 5.000%, 1/01/31	7/21 at 100.00	A+	3,345,210
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	A	7,652,126
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	A	7,610,525
	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A:
585	5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	A1 (5)	622,832
975	5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured (UB)	1/19 at 100.00	A1 (5)	1,038,053
2,415	5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	A	2,552,317
4,025	5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	A	4,253,862
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame du Lac Project, Refunding Series 2009, 5.000%, 3/01/36	3/18 at 100.00	Aaa	4,401,265
500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007, 5.800%, 9/01/47 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (5)	502,060
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	A2	1,206,994
155,635	Total Indiana			165,196,499
	Iowa – 2.3% (1.5% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	4,468,840
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
2,690	5.000%, 12/01/19	No Opt. Call	B-	2,749,745
7,255	5.500%, 12/01/22	12/18 at 100.00	B-	7,417,802
16,130	5.250%, 12/01/25	12/23 at 100.00	B-	17,242,647
2,310	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26	6/18 at 105.00	B-	2,416,214

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
$ 13,950	5.375%, 6/01/38	10/17 at 100.00	B2	$13,879,692
12,830	5.500%, 6/01/42	10/17 at 100.00	B2	12,770,469
5,675	5.625%, 6/01/46	10/17 at 100.00	B2	5,609,851
16,100	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	10/17 at 100.00	B2	15,991,164
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
4,700	5.000%, 12/01/36	12/26 at 100.00	BBB+	5,278,899
4,000	5.000%, 12/01/41	12/26 at 100.00	BBB+	4,448,760
89,640	Total Iowa			92,274,083
	Kansas – 0.2% (0.1% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,192,140
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	3,417,450
2,740	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	10/17 at 100.00	BB+	2,741,370
7,740	Total Kansas			8,350,960
	Kentucky – 1.5% (1.0% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	A3	4,187,287
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	Baa2	2,113,600
1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa3	1,435,928
4,525	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.500%, 3/01/45	6/20 at 100.00	Baa3	5,205,877
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	A3	1,021,090
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project Series 2007A:
1,100	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	A3 (5)	1,103,861
3,900	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	A3 (5)	3,913,689
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
5,000	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	4,329,550
8,610	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	7,487,342
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
2,655	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,976,202
430	6.000%, 7/01/53	7/23 at 100.00	Baa3	487,341

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$ 4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31	6/21 at 100.00	A	$5,133,651
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
2,980	5.000%, 12/01/35	6/22 at 100.00	BBB+	3,141,784
9,635	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	11,314,188
4,330	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Refunding Series 2013B, 5.000%, 1/01/23 – AGM Insured	1/20 at 100.00	A2	4,709,914
58,105	Total Kentucky			58,561,304
	Louisiana – 2.4% (1.6% of Total Investments)
7,970	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	8,596,601
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2 (5)	779,170
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A2	2,191,958
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Housing & Parking Project, Series 2010, 5.500%, 10/01/41 – AGM Insured	10/20 at 100.00	AA	5,687,750
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	1,879,348
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
1,850	4.000%, 5/15/35	5/26 at 100.00	A3	1,909,477
2,000	5.000%, 5/15/47	5/26 at 100.00	A3	2,217,020
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
10,210	5.000%, 5/15/42	5/27 at 100.00	A3	11,523,721
6,000	5.000%, 5/15/46	5/27 at 100.00	A3	6,740,220
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (5)	6,940,480
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A3	15,041,548
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/45	5/20 at 100.00	Aa3	5,405,350
12,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015A, 5.000%, 1/01/45	1/25 at 100.00	A-	13,478,880
5,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A-	5,750,750
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A-	6,978,776

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	$ 1,550,770
86,240	Total Louisiana			96,671,819
	Maine – 0.4% (0.2% of Total Investments)
7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	Ba1	7,198,100
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	Ba1	6,538,392
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Ba2	1,149,299
14,350	Total Maine			14,885,791
	Maryland – 0.7% (0.4% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	BBB-	3,691,624
2,000	5.000%, 9/01/42	9/27 at 100.00	BBB-	2,239,440
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	AA-	10,047,956
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	1,133,460
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	A-	3,851,295
2,575	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 6.000%, 1/01/28 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (5)	2,630,182
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44	6/25 at 100.00	AA-	2,266,860
22,945	Total Maryland			25,860,817
	Massachusetts – 2.8% (1.8% of Total Investments)
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A:
970	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (5)	1,008,926
2,385	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	2,480,710
5,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA	5,982,570
14,375	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A3	15,500,419
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A	1,412,337
1,430	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB-	1,431,745
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	1,018,973
12,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	A+	14,227,108
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A	1,254,814

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
$ 2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	$2,132,452
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,628,344
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A2	3,055,671
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,527,163
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,701,756
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A+	4,141,440
4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J-1, 5.000%, 7/01/39	7/19 at 100.00	AA-	4,773,105
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 2015-XF0047, 11.904%, 7/01/34 (IF)	7/19 at 100.00	Aa3	4,007,836
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A- (5)	519,495
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C, 5.375%, 7/01/35	7/20 at 100.00	BBB-	1,930,986
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A3	979,704
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	Aa2	7,825,439
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond Trust 2015-XF2187, 12.125%, 8/15/37 (Pre-refunded 8/15/17) – AGM Insured (IF) (4)	8/17 at 100.00	AA+ (5)	3,351,475
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XF2223, 8.616%, 8/15/24 (IF)	8/22 at 100.00	Aa2	10,182,450
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	8,992,413
500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	A3 (5)	564,110
97,065	Total Massachusetts			109,631,441
	Michigan – 4.5% (2.9% of Total Investments)
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A-	5,935,241
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A3	3,436,186
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A-	10,869,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
$ 7,660	0.000%, 12/01/21	No Opt. Call	AAA	$7,120,200
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,229,584
8,260	0.000%, 12/01/23	No Opt. Call	AAA	7,305,062
8,575	0.000%, 12/01/24	No Opt. Call	AAA	7,352,462
10,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C, 5.000%, 7/01/35	7/26 at 100.00	A-	11,541,600
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A-	31,848,397
	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Series 2010:
895	5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	963,378
1,105	5.250%, 5/15/36 (Pre-refunded 5/15/20) – AGM Insured	5/20 at 100.00	A2 (5)	1,230,274
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A2	456,459
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44	7/22 at 100.00	A-	1,414,582
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011:
35	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	40,639
9,965	5.000%, 12/01/39	12/21 at 100.00	AA-	11,252,777
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/31	6/22 at 100.00	AA-	3,369,900
9,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	9,324,900
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB	1,395,307
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
17,000	5.000%, 4/15/31	10/25 at 100.00	A+	19,771,510
1,615	5.000%, 4/15/38	10/25 at 100.00	A+	1,832,605
11,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A3 (5)	12,557,894
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	2,159,860
4,575	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	4,645,135
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	6,382,160
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (5)	2,764,725
2,300	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	2,481,677

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A-	$ 2,471,304
164,910	Total Michigan			177,153,518
	Minnesota – 1.0% (0.6% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	262,474
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/41	10/24 at 102.00	N/R	4,041,405
2,130	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 3.500%, 8/01/25	8/22 at 100.00	N/R	2,083,630
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	AA-	4,100,215
5,000	5.000%, 1/01/46	1/27 at 100.00	AA-	5,826,100
	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A:
1,000	5.000%, 12/01/42	12/26 at 100.00	Aa3	1,172,830
1,355	5.000%, 12/01/47	12/26 at 100.00	Aa3	1,581,935
4,230	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	4,204,620
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	A	3,483,030
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
580	5.000%, 11/15/21	No Opt. Call	BB+	646,857
550	5.250%, 11/15/35	11/20 at 100.00	BB+	588,814
3,595	5.000%, 11/15/40	11/25 at 100.00	BB+	3,883,139
5,315	5.000%, 11/15/44	11/25 at 100.00	BB+	5,721,491
34,545	Total Minnesota			37,596,540
	Mississippi – 0.3% (0.2% of Total Investments)
9,705	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/17 at 100.00	Baa3	9,797,780
3,855	Mississippi State, General Obligation Bonds, Refunding Series 2006D, 5.000%, 11/01/21 (Pre-refunded 11/01/17) – NPFG Insured	11/17 at 100.00	AA (5)	3,895,439
13,560	Total Mississippi			13,693,219
	Missouri – 2.3% (1.5% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44	10/22 at 100.00	Aa2	2,933,200
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Baa1	2,547,286
4,590	5.000%, 8/01/35	8/26 at 100.00	Baa1	5,080,258
640	4.000%, 8/01/38	8/26 at 100.00	Baa1	653,107

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
$ 8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	$6,142,085
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A1	3,179,750
500	Kansas City, Missouri, Water Revenue Bonds, Series 2017A, 3.250%, 12/01/34	12/26 at 100.00	Aa2	509,960
440	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 6.000%, 6/01/20	No Opt. Call	A3	468,886
1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%, 11/15/35	5/26 at 100.00	A+	1,538,150
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A1	1,607,284
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	13,160,728
10,165	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	10,460,700
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	18,993,843
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A:
1,100	5.000%, 2/01/36	2/26 at 100.00	BBB+	1,214,455
2,550	5.000%, 2/01/46	2/26 at 100.00	BBB+	2,778,225
4,685	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A, 5.000%, 10/01/42	4/27 at 100.00	A1	5,417,078
7,085	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/34	6/26 at 100.00	A2	8,174,177
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016C:
1,675	4.000%, 12/01/31	12/25 at 100.00	AA	1,776,689
2,535	5.000%, 12/01/32	12/25 at 100.00	AA	2,931,550
220	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	A-	248,785
86,425	Total Missouri			89,816,196
	Montana – 0.1% (0.1% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47	5/25 at 102.00	N/R	1,536,788
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/41	2/27 at 100.00	A-	2,936,401
4,055	Total Montana			4,473,189
	Nebraska – 0.8% (0.5% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB+	2,826,797
3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%, 11/15/47	5/27 at 100.00	A1	3,412,770

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
$ 700	5.000%, 11/01/45	11/25 at 100.00	A-	$777,287
1,400	5.000%, 11/01/48	11/25 at 100.00	A-	1,551,382
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42	11/21 at 100.00	A-	2,453,029
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,552,960
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 4/01/38	10/26 at 100.00	A	5,859,586
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	AA	11,241,300
29,110	Total Nebraska			32,675,111
	Nevada – 5.2% (3.4% of Total Investments)
3,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A, 5.250%, 7/01/38 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa1 (5)	3,245,310
3,540	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2010D, 5.000%, 7/01/24	1/20 at 100.00	AA-	3,865,645
2,600	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 – AGM Insured	7/19 at 100.00	Aa3	2,794,870
27,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	29,992,680
	Clark County, Nevada, General Obligation Bonds, Limited Tax Bond Bank Additionally Secured by Pledged Revenues, Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	AA+	3,770,202
3,695	5.000%, 6/01/28	6/19 at 100.00	AA+	3,957,641
3,880	5.000%, 6/01/29	6/19 at 100.00	AA+	4,145,508
	Clark County, Nevada, General Obligation Bonds, Transportation, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	AA+	5,367,131
4,160	5.000%, 7/01/26	1/20 at 100.00	AA+	4,541,638
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A:
12,265	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	Aa3	13,358,547
35,860	5.250%, 7/01/42	1/20 at 100.00	A+	38,967,986
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,352,049
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,541,882
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,666,969
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	2,915,503
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA	11,149,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
$ 5,000	5.000%, 6/01/32	12/24 at 100.00	AA	$5,867,400
10,000	5.000%, 6/01/33	12/24 at 100.00	AA	11,690,800
7,170	5.000%, 6/01/39	12/24 at 100.00	AA	8,211,443
11,915	5.000%, 6/01/39 (UB)	12/24 at 100.00	AA	13,645,654
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust 2015-XF0233:
1,000	15.485%, 6/01/39 (IF)	12/24 at 100.00	AA	1,581,000
3,995	15.574%, 6/01/39 (IF)	12/24 at 100.00	AA	6,314,617
1,250	15.583%, 6/01/39 (IF)	12/24 at 100.00	AA	1,976,250
1,250	15.583%, 6/01/39 (IF)	12/24 at 100.00	AA	1,976,250
2,500	15.583%, 6/01/39 (IF)	12/24 at 100.00	AA	3,952,500
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA	4,644,644
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/24 at 49.90	A3	1,349,502
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	9,591,359
184,320	Total Nevada			205,434,480
	New Hampshire – 0.2% (0.2% of Total Investments)
8,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	BBB (5)	8,870,960
	New Jersey – 6.8% (4.4% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
2,675	5.000%, 7/01/22 – NPFG Insured	10/17 at 100.00	A3	2,711,487
4,445	5.000%, 7/01/23 – NPFG Insured	10/17 at 100.00	A3	4,505,630
1,200	5.000%, 7/01/29 – NPFG Insured	10/17 at 100.00	A3	1,216,368
6,050	5.250%, 7/01/33 (Pre-refunded 10/20/17) – NPFG Insured	10/17 at 100.00	A3	6,160,594
6,975	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/24	3/21 at 100.00	BBB+	7,327,028
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014UU:
5,515	5.000%, 6/15/30	6/24 at 100.00	BBB+	5,746,409
5,000	5.000%, 6/15/40	6/24 at 100.00	BBB+	5,144,650
20,890	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30	12/26 at 100.00	BBB+	23,022,451
10,600	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	11,500,576
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	2,063,975
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	A+	2,866,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A+	$820,670
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A+	12,445,465
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BBB	781,340
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	Baa1	3,324,317
7,795	5.000%, 6/15/29	6/26 at 100.00	Baa1	8,437,308
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB+	3,305,650
16,495	0.000%, 12/15/33	No Opt. Call	BBB+	7,325,100
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,405,845
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A3	5,783,000
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A-	19,241,680
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	19,513,800
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	4,120,100
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%, 12/15/18 – AGM Insured	No Opt. Call	A-	4,739,715
10,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/34 – AMBAC Insured	12/17 at 100.00	A2	10,638,600
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	BBB+	5,508,950
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB+	2,425,846
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	1,031,090
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
5,500	5.000%, 6/15/29	6/23 at 100.00	BBB+	5,787,650
7,500	5.500%, 6/15/39	6/23 at 100.00	BBB+	8,032,575
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	17,416,280
1,250	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017B, 4.000%, 1/01/35 (WI/DD, Settling 8/03/17)	1/28 at 100.00	A2	1,335,063
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A2	5,267,500
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 14.697%, 1/01/43 (IF) (4)	7/22 at 100.00	A2	1,965,004
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa2	2,430,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
$ 2,000	5.000%, 5/01/38	5/23 at 100.00	A+	$2,254,740
910	5.000%, 5/01/43	5/23 at 100.00	A+	1,022,804
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,390	4.500%, 6/01/23	10/17 at 100.00	Baa2	1,395,213
1,785	4.625%, 6/01/26	10/17 at 100.00	Ba3	1,776,200
14,255	5.000%, 6/01/29	10/17 at 100.00	B2	14,194,844
14,425	4.750%, 6/01/34	10/17 at 100.00	B3	13,748,467
8,000	5.000%, 6/01/41	10/17 at 100.00	B3	7,677,760
321,050	Total New Jersey			267,417,834
	New Mexico – 0.1% (0.1% of Total Investments)
2,725	Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Refunding Series 2009, 5.000%, 5/15/21 – AGM Insured	5/19 at 100.00	A2	2,914,742
	New York – 6.4% (4.2% of Total Investments)
9,880	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB-	11,119,150
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	BBB-	2,122,190
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	3,376,350
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	A2 (5)	8,377,089
12,830	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/50	7/25 at 100.00	A-	14,534,209
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	AA-	3,608,960
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2013A, 5.000%, 7/01/43	7/23 at 100.00	AA-	4,570,360
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/33	6/27 at 100.00	BB+	1,108,040
14,075	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/36	2/25 at 100.00	Aa1	16,457,898
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
10,115	5.250%, 2/15/47	2/21 at 100.00	AA-	11,298,354
1,355	5.750%, 2/15/47	2/21 at 100.00	AA-	1,559,266
2,045	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (5)	2,373,386
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A-	1,101,994
780	5.000%, 9/01/44	9/24 at 100.00	A-	888,740
7,240	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A-	8,056,889

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A-	$16,742,729
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	AA	4,011,945
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2013A, 5.000%, 7/01/43	7/23 at 100.00	AA-	1,129,640
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	2,370,627
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40	6/19 at 100.00	AA+	4,728,592
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	8,269,301
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	5,952,400
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36	7/27 at 100.00	AA	3,758,685
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,728,850
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,411,436
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	10/17 at 100.00	AA-	10,034
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	10/17 at 100.00	AA	5,019
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
10	5.000%, 8/01/17	No Opt. Call	AA	10,000
80	5.750%, 8/01/18	10/17 at 100.00	AA	80,292
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	25,968,987
6,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	11/21 at 100.00	A	7,377,037
10,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	12,608,700
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Tender Option Bond Trust 2016-XL0002, 12.136%, 6/15/26 (IF) (4)	6/22 at 100.00	Aaa	6,109,649
35	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	11/17 at 100.00	A2	35,098
8,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.000%, 1/01/51 (UB) (4)	1/26 at 100.00	A3	9,048,640
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	2,479,206
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	AA-	4,561,203
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	9,451,769
3,710	6.000%, 12/01/42	12/20 at 100.00	BBB	4,164,401

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Tender Option Bond Trust 2016-XL0003, 6.514%, 11/15/21 (IF) (4)	No Opt. Call	Aa3	$12,432,127
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	5,715,900
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	6,876,227
1,105	0.000%, 11/15/32	No Opt. Call	A+	678,989
231,445	Total New York			253,270,358
	North Carolina – 1.3% (0.8% of Total Investments)
3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 11.989%, 7/01/38 (IF) (4)	7/20 at 100.00	Aaa	4,630,423
1,775	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Tender Option Bond Trust 2016-XG0005, 13.444%, 1/15/47 (Pre-refunded 1/15/18) (IF) (4)	1/18 at 100.00	Aa3 (5)	1,877,098
5,550	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39 (Pre-refunded 1/15/18)	1/18 at 100.00	AA- (5)	5,656,449
1,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA-	1,107,630
9,485	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B, 5.000%, 10/01/55 (UB) (4)	10/25 at 100.00	Aa1	10,860,705
3,560	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	3,823,404
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	5,580,100
1,455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36	6/22 at 100.00	A+	1,628,029
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
3,300	5.000%, 10/01/31	10/22 at 100.00	A2	3,704,250
1,500	5.000%, 10/01/38	10/22 at 100.00	A2	1,673,715
	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission Health Combined Group, Series 2007:
1,495	4.500%, 10/01/31 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	1,504,149
2,505	4.500%, 10/01/31 (Pre-refunded 10/01/17)	10/17 at 100.00	AA- (5)	2,520,531
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37	10/24 at 102.00	N/R	2,837,694
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	BBB- (5)	2,028,155
44,800	Total North Carolina			49,432,332
	North Dakota – 0.5% (0.3% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	5,820,511

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
$ 1,500	6.000%, 11/01/28	11/21 at 100.00	A+	$1,765,455
3,910	6.250%, 11/01/31	11/21 at 100.00	A+	4,604,651
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	Baa1	1,093,023
4,635	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	Baa1	5,216,183
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	911,934
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (9)	9/23 at 100.00	N/R	709,957
18,460	Total North Dakota			20,121,714
	Ohio – 8.7% (5.6% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
3,020	5.250%, 11/15/41	11/26 at 100.00	Baa1	3,423,049
6,000	5.250%, 11/15/46	11/26 at 100.00	Baa1	6,765,360
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	344,339
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
860	4.000%, 5/01/33	5/22 at 100.00	A2	884,708
650	5.000%, 5/01/33	5/22 at 100.00	A2	713,161
800	5.000%, 5/01/42	5/22 at 100.00	A2	869,568
10,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding & Improvement Series 2015A, 5.000%, 11/01/43	11/24 at 100.00	A2	11,121,800
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
595	5.250%, 2/15/43	2/18 at 100.00	A	607,257
9,405	5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	9,628,369
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/42 (WI/DD, Settling 8/10/17)	6/27 at 100.00	A+	3,172,537
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
24,645	5.125%, 6/01/24	10/17 at 100.00	Caa1	23,095,076
4,570	5.375%, 6/01/24	10/17 at 100.00	Caa1	4,438,247
9,665	5.875%, 6/01/30	10/17 at 100.00	Caa1	9,165,319
37,175	5.750%, 6/01/34	10/17 at 100.00	Caa1	35,278,703
13,385	6.000%, 6/01/42	10/17 at 100.00	B-	12,543,887
22,450	5.875%, 6/01/47	10/17 at 100.00	B-	21,263,517
1,500	6.500%, 6/01/47	10/17 at 100.00	B-	1,487,130
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	14,593,021

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	A	$6,626,700
17,540	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014, 5.000%, 12/01/51	6/23 at 100.00	Aa3	19,706,015
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	6,348,915
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	1,594,433
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	Aa2	6,929,311
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Series 2009, 5.500%, 4/01/39	4/19 at 100.00	A2	10,563,800
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project, Series 2017A:
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB-	1,596,090
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB-	1,180,144
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding & Improvement Series 2016:
3,425	5.000%, 1/01/46	1/26 at 100.00	BBB-	3,634,918
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB-	6,345,900
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
6,920	5.000%, 1/01/38	1/23 at 100.00	Aa3	7,755,798
14,850	5.000%, 1/01/38 (UB) (4)	1/23 at 100.00	Aa3	16,643,583
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
875	15.491%, 1/01/38 (IF) (4)	1/23 at 100.00	Aa3	1,297,730
1,050	15.491%, 1/01/38 (IF) (4)	1/23 at 100.00	Aa3	1,557,276
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	A1	2,668,683
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,440,120
4,640	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	10/17 at 100.00	BBB+	4,650,162
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 11/15/49	11/24 at 100.00	AA+	23,865,030
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	Ba1	5,706,305
7,500	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	AA	7,942,875
19,515	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	21,856,800
7,550	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 0.000%, 2/15/36 (7)	2/31 at 100.00	A+	7,307,796

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
$ 135	5.750%, 12/01/32	12/22 at 100.00	BB	$148,318
130	6.000%, 12/01/42	12/22 at 100.00	BB	143,352
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured	No Opt. Call	Aa3	5,168,910
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	3,821,534
327,560	Total Ohio			341,895,546
	Oklahoma – 0.2% (0.1% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	AA- (5)	1,750,258
4,000	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.- Cross Village Student Housing Project, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	BBB-	4,392,760
1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	1,245,420
6,800	Total Oklahoma			7,388,438
	Oregon – 1.1% (0.7% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A:
760	0.000%, 6/15/38 (7)	6/27 at 100.00	Aa1	785,027
2,750	0.000%, 6/15/39 (7)	12/17 at 100.00	Aa1	2,836,460
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,557,655
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	2,024,108
7,420	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A1	8,421,997
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
6,240	5.000%, 10/01/35	10/26 at 100.00	BBB+	7,015,133
2,260	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,492,079
1,500	Oregon Health and Science University, Revenue Bonds, Series 2012E, 5.000%, 7/01/32	7/22 at 100.00	AA-	1,689,090
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	Aa1	10,519,003
5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A, 5.000%, 5/15/46	5/26 at 100.00	A+	5,908,594
38,100	Total Oregon			43,249,146
	Pennsylvania – 5.6% (3.7% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A:
1,250	5.500%, 8/15/34	8/19 at 100.00	A+	1,345,825
3,000	5.625%, 8/15/39	8/19 at 100.00	A+	3,233,070

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
$ 3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	$2,844,906
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	2,767,781
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	2,688,607
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	2,519,835
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,250,302
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	2,067,212
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,176,590
	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A:
1,835	5.000%, 5/15/40	5/20 at 100.00	AA	1,972,148
5,165	5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	5,727,262
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A3	2,343,048
1,060	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/18 at 100.00	Ba1	1,063,392
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	30,941,687
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	A2	3,795,715
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured	No Opt. Call	A1	1,307,954
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A, 4.625%, 12/01/44 – AGM Insured	12/21 at 100.00	A2	4,199,840
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	2,720,704
5,180	0.000%, 12/01/32	No Opt. Call	A	3,006,368
9,270	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	10,350,048
1,040	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (5)	1,173,266
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Baa2	5,382,700
3,210	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	3,561,976
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23 , PIK, (9)	10/17 at 100.00	N/R	188,936
79	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 , PIK, (10)	10/17 at 100.00	N/R	23,619

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/32	11/22 at 100.00	Ba1	$1,514,972
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
1,250	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	1,432,900
5,725	5.500%, 12/01/34	12/20 at 100.00	A2	6,393,222
2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/41	12/21 at 100.00	A2	2,184,720
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2013A, 5.000%, 12/01/36	12/22 at 100.00	A2	3,518,922
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38 (7)	12/27 at 100.00	A-	20,757,200
4,105	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2, 5.000%, 6/01/39	6/26 at 100.00	A3	4,604,004
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,258,160
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/41	6/26 at 100.00	A1	7,151,964
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	24,894,870
26,765	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	29,631,799
505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	543,754
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A- (5)	1,654,838
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 – AMBAC Insured (ETM)	No Opt. Call	A1 (5)	4,280,096
3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	A1	3,734,576
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (5)	1,317,589
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	BB+	1,908,268
205,419	Total Pennsylvania			222,434,645
	Puerto Rico – 0.6% (0.4% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/25 – NPFG Insured	10/17 at 100.00	D	632,025
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	D	1,061,810
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A3	1,383,091
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	D	1,065,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	10/17 at 100.00	A2	$4,428,570
5,880	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	D	6,110,437
63,225	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	D	8,113,032
77,335	Total Puerto Rico			22,794,125
	Rhode Island – 0.8% (0.5% of Total Investments)
9,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Brown University, Refunding Series 2007, 5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AA+ (5)	9,533,630
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	1,426,775
174,390	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/17 at 12.91	CCC+	18,502,779
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A, 5.000%, 10/01/40	4/26 at 100.00	A	2,547,274
187,440	Total Rhode Island			32,010,458
	South Carolina – 2.9% (1.9% of Total Investments)
6,820	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/46	5/26 at 100.00	A1	7,655,996
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A-	17,124,511
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A-	9,377,210
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured	8/21 at 100.00	BBB+	437,674
10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A1	11,019,500
7,850	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46	12/24 at 100.00	A1	8,555,087
6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A1	7,439,871
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	A1	2,165,140
17,240	5.500%, 12/01/54	6/24 at 100.00	A1	19,533,954
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55	12/25 at 100.00	A1	22,442,606
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A	5,238,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 4,500	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A2	$ 4,998,465
122,785	Total South Carolina			115,988,254
	South Dakota – 0.7% (0.5% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017:
3,000	5.000%, 11/01/42	11/26 at 100.00	BB	3,037,470
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	3,183,264
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A1	9,758,320
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	3,938,256
8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	9,279,201
26,775	Total South Dakota			29,196,511
	Tennessee – 1.2% (0.8% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	11,286,833
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
770	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	A2 (5)	835,666
2,470	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	A2	2,680,098
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	2,216,798
95	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (5)	95,312
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016:
5,000	5.000%, 9/01/36	9/26 at 100.00	BBB+	5,603,950
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB+	1,104,190
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB+	505,974
1,745	5.000%, 4/01/36	4/27 at 100.00	BBB+	1,954,976
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
1,160	5.000%, 10/01/41	10/26 at 100.00	BBB	1,301,671
2,055	5.000%, 10/01/45	10/26 at 100.00	BBB	2,297,408
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	12,361,690

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/17 at 100.00	N/R	$ 6,292,080
44,475	Total Tennessee			48,536,646
	Texas – 12.1% (7.9% of Total Investments)
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	Aa3	16,855,479
3,035	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	A-	3,236,281
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	2,758,175
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	A3	629,630
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43	1/23 at 100.00	Baa2	1,450,578
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
2,080	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	2,399,259
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	1,161,840
6,940	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	8,121,188
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	8,686,897
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB-	1,943,153
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB-	1,009,420
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,283,825
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 4.375%, 10/01/32 (Pre-refunded 10/01/17) – AMBAC Insured (UB)	10/17 at 100.00	Aa1 (5)	10,059,700
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured	11/21 at 100.00	A	7,063,077
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	169,742
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42	8/26 at 100.00	Aaa	4,309,094
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011, 5.250%, 8/15/33	8/20 at 100.00	A	1,646,820
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
15,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	Aa3	17,134,800
16,920	5.000%, 4/01/53	10/23 at 100.00	AA	19,328,054
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 15.489%, 4/01/53 (IF)	10/23 at 100.00	AA	10,373,998

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
$ 2,845	4.000%, 12/01/45	6/25 at 100.00	AA	$2,933,736
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,578,355
4,040	Harris County, Texas, Toll Road Revenue Bonds, Subordinate Lien Unlimited Tax, Tender Option Bond Trust 2015-XF2184, 12.875%, 8/15/28 – AGM Insured (IF) (4)	No Opt. Call	Aaa	7,452,709
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	421,608
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	801,606
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	847,955
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	2,202,248
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	3,000,665
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	A2	1,667,582
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	A2	593,310
3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured	No Opt. Call	AA	3,771,480
4,930	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA-	5,126,559
5,500	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%, 7/01/25 – NPFG Insured	10/17 at 100.00	A3	5,517,160
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 7/01/31	7/22 at 100.00	A	5,134,857
990	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%, 7/01/24 – AGM Insured	No Opt. Call	A	1,174,269
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A, 5.250%, 11/15/30	11/20 at 100.00	AA	2,266,040
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	6,762,840
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AGM Insured	No Opt. Call	A2	1,297,182
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A-	8,739,892
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A-	995,335
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/46	8/21 at 100.00	A	3,186,274
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%, 3/01/41 – AGM Insured	3/21 at 100.00	A1	2,599,155
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,176,233
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,252,920
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB	3,305,730

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	$9,392,208
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	Ba2	1,955,134
1,800	6.125%, 12/01/38	12/25 at 100.00	Ba2	1,994,004
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A3	18,432,177
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	11,442,086
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016, 5.000%, 11/15/31	11/24 at 102.00	BB+	884,544
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	A2	4,706,302
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (7)	9/31 at 100.00	AA	2,027,994
7,990	0.000%, 9/01/45 (7)	9/31 at 100.00	AA	9,364,600
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A	5,026,040
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	A1	1,588,990
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A	11,477,144
12,205	5.000%, 1/01/45	1/25 at 100.00	A	13,726,353
3,380	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F, 5.750%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	A- (5)	3,448,918
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
6,285	5.000%, 1/01/33	1/25 at 100.00	A-	7,211,912
4,000	5.000%, 1/01/34	1/25 at 100.00	A-	4,575,480
4,000	5.000%, 1/01/35	1/25 at 100.00	A-	4,566,880
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edwards University Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	Baa2	2,297,813
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (9)	10/17 at 100.00	N/R	10
3,170	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist University, Series 2010, 5.000%, 10/01/41	10/20 at 100.00	AA-	3,488,775
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA-	2,662,423
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43	9/23 at 100.00	A	3,902,820
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
430	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	487,255
5,350	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA- (5)	6,062,352

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43	8/23 at 100.00	AA-	$4,464,560
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,893,250
5,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007B, 5.000%, 11/15/47	11/17 at 100.00	AA	5,803,763
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
14,815	5.000%, 12/15/27	12/22 at 100.00	BBB	16,649,838
7,925	5.000%, 12/15/28	12/22 at 100.00	BBB	8,868,471
6,550	5.000%, 12/15/30	12/22 at 100.00	BBB	7,270,762
2,340	5.000%, 12/15/32	12/22 at 100.00	BBB	2,572,970
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	AAA	2,892,275
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A-	19,854,082
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A-	8,308,150
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	BBB	4,111,287
1,600	5.000%, 8/15/37	8/24 at 100.00	BBB	1,792,512
48,905	5.000%, 8/15/42	8/24 at 100.00	BBB	54,494,841
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A-	3,266,240
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2010:
4,000	0.000%, 8/15/32	8/20 at 53.57	AAA	2,025,600
5,675	0.000%, 8/15/36	No Opt. Call	AAA	2,261,885
462,950	Total Texas			478,679,410
	Utah – 0.9% (0.6% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A, 5.000%, 3/01/33 – AGC Insured	3/20 at 100.00	AA	6,343,315
12,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	13,116,545
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
3,560	5.000%, 7/01/42	7/27 at 100.00	A2	4,181,754
1,975	5.000%, 7/01/47	7/27 at 100.00	A2	2,308,558
	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A:
4,250	5.000%, 6/15/36 (Pre-refunded 6/15/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	4,402,065
4,255	5.250%, 6/15/38 (Pre-refunded 6/15/18)	6/18 at 100.00	Aa2 (5)	4,416,435
32,135	Total Utah			34,768,672
	Vermont – 0.4% (0.3% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/43 (Pre-refunded 10/01/17) – AGM Insured	10/17 at 100.00	Aa3 (5)	5,035,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont (continued)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
$ 1,000	4.000%, 10/01/40	10/25 at 100.00	A+	$1,046,430
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,272,700
16,000	Total Vermont			17,354,180
	Virginia – 2.1% (1.4% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (7)	7/28 at 100.00	BBB	353,013
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	11/22 at 100.00	A	2,017,998
11,960	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	12,802,462
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (7)	10/28 at 100.00	BBB+	21,103,920
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	3,404,450
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	41,587,840
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 4.000%, 11/01/33	11/22 at 100.00	A+	2,097,400
	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B:
5	5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	A1 (5)	5,570
245	5.000%, 7/01/38	7/20 at 100.00	A1	261,836
73,440	Total Virginia			83,634,489
	Washington – 3.7% (2.4% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41	11/26 at 100.00	Aa1	8,218,980
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	Aa3	9,705,047
2,575	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2008A, 5.000%, 12/01/37 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	A2 (5)	2,663,091
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	A	4,805,640
15,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	Aa2	16,612,650
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42 (Pre-refunded 1/01/19)	1/19 at 100.00	Aa2 (5)	2,652,175
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	A+	3,410,100
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/23 at 100.00	AA	1,384,112

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38	6/23 at 100.00	A2	$13,976,126
8,310	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A3	9,063,966
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	5,048,508
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A:
4,000	5.000%, 10/01/32	10/22 at 100.00	AA-	4,483,800
10,000	4.250%, 10/01/40	10/22 at 100.00	AA-	10,486,300
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Refunding Series 2012B, 5.000%, 10/01/30	10/22 at 100.00	Aa2	3,543,804
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	9,166,245
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)	7/19 at 100.00	A3 (5)	7,656,390
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2008A, 5.250%, 8/15/34 (Pre-refunded 8/15/18) – AGM Insured	8/18 at 100.00	Aa3 (5)	8,356,880
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,016,450
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/46	1/25 at 102.00	BB+	519,780
4,065	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	AA+ (5)	4,137,479
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	6,878,700
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,563,435
138,785	Total Washington			144,349,658
	West Virginia – 0.7% (0.4% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38	6/23 at 100.00	A	3,399,150
16,845	5.500%, 6/01/44	6/23 at 100.00	A	19,072,920
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured	No Opt. Call	N/R	3,318,060
22,845	Total West Virginia			25,790,130
	Wisconsin – 2.7% (1.8% of Total Investments)
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	AA-	4,558,093
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	10,238,000
1,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A2	1,339,361
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/25	7/21 at 100.00	A2	7,586,713

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31	4/23 at 100.00	A2	$2,786,275
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA-	1,105,873
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	1,098,610
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A-	1,105,220
1,000	5.000%, 2/15/28	2/22 at 100.00	A-	1,099,930
4,735	5.000%, 2/15/40	2/22 at 100.00	A-	5,067,539
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A:
14,875	5.000%, 2/15/42	2/26 at 100.00	A-	16,486,260
6,500	5.000%, 2/15/46	2/26 at 100.00	A-	7,173,790
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/35	2/26 at 100.00	A-	2,240,120
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41	11/26 at 100.00	A1	5,734,850
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	8,185,285
1,660	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aa3	1,802,594
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	3,134,765
10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44	12/24 at 100.00	A1	11,260,979
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
955	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (5)	1,034,848
9,115	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	AA- (5)	9,877,105
5,000	6.250%, 5/01/37 (Pre-refunded 5/01/19)	5/19 at 100.00	AA- (5)	5,461,350
98,975	Total Wisconsin			108,377,560
	Wyoming – 0.5% (0.3% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative - Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A3	4,365,845
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37	9/23 at 100.00	BBB-	10,198,457
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John's Medical Center Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	BBB+	2,235,080
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB+	1,117,131
16,705	Total Wyoming			17,916,513
$ 6,184,209	Total Municipal Bonds (cost $5,442,334,584)			5,953,228,354

Shares	Description (1)	Value
	COMMON STOCKS – 0.0% (0.0% of Total Investments)
	Airlines – 0.0% (0.0% of Total Investments)
38,589	American Airlines Group Inc. (11)	$ 1,946,429
	Total Common Stocks(cost $1,056,972)	1,946,429

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 1,108	Las Vegas Monorail Company, Senior Interest Bonds (12), (13)	5.500%	7/15/19	N/R	$692,453
300	Las Vegas Monorail Company, Senior Interest Bonds (12), (13)	5.500%	7/15/55	N/R	151,493
$ 1,408	Total Corporate Bonds (cost $110,318)				843,946
	Total Long-Term Investments (cost $5,443,501,874)				5,956,018,729

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.9% (1.9% of Total Investments)
	MUNICIPAL BONDS – 2.9% (1.9% of Total Investments)
	Alaska – 0.8% (0.5% of Total Investments)
$ 31,175	Valdez, Alaska, Marine Terminal Revenue Bonds, Exxon Pipeline Company Project, Variable Rate Demand Obligation, Series 1993A, 0.740%, 12/01/33 (14)	10/17 at 100.00	A-1+	$ 31,175,000
	California – 0.7% (0.5% of Total Investments)
5,500	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California, General Obligation Bonds, Tender Option Bond Floaters 11953X, Variable Rate Demand Obligations, 0.920%, 8/01/35 (14)	8/20 at 100.00	A-1	5,500,000
22,495	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Variable Rate Demand Obligations, Limited Tax Series 2009C, 0.770%, 6/01/29 (14)	10/17 at 100.00	A-1	22,495,000
27,995	Total California			27,995,000
	Illinois – 0.1% (0.1% of Total Investments)
4,200	Peoria County, Illinois, General Obligation Bonds, Alternate Revenue Source, Tender Option Bond Trust R-14004, Variable Rate Demand Obligations, 0.970%, 12/15/41 (14)	12/20 at 100.00	A-1	4,200,000
	Missouri – 0.1% (0.0% of Total Investments)
2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Variable Rate Demand Obligations, Series 2000B, 0.700%, 3/01/40 (14)	10/17 at 100.00	A-1	2,000,000
	North Carolina – 0.2% (0.1% of Total Investments)
8,100	North Carolina Medical Care Commission, Hospital Revenue Bonds, Moses Cone Health System, Variable Rate Demand Obligations, Refunding Series 2001A, 0.740%, 10/01/35 (14)	10/17 at 100.00	A-1	8,100,000
	Texas – 0.4% (0.3% of Total Investments)
14,600	Gulf Coast Industrial Development Authority, Texas, Revenue Bonds, ExxonMobil Project, Variable Rate Demand Obligations, Series 2012, 0.690%, 11/01/41 (14)	10/17 at 100.00	A-1+	14,600,000
	Utah – 0.6% (0.4% of Total Investments)
15,440	Murray City, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Variable Rate Demand Obligations, Series 2003C, 0.700%, 5/15/36 (14)	10/17 at 100.00	A-1+	15,440,000
10,000	Murray City, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Variable Rate Demand Obligations, Series 2003D, 0.700%, 5/15/36 (14)	10/17 at 100.00	A-1+	10,000,000
25,440	Total Utah			25,440,000
$ 113,510	Total Short-Term Investments (cost $113,510,000)			113,510,000
	Total Investments (cost $5,557,011,874) – 153.7%			6,069,528,729
	Floating Rate Obligations – (2.4)%			(96,455,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (19.6)% (15)			(772,967,021)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (32.5)% (16)			(1,282,263,488)
	Other Assets Less Liabilities – 0.8% (17)			30,152,630
	Net Assets Applicable to Common Shares – 100%			$ 3,947,995,850

Investments in Derivatives as of July 31, 2017
Investments in Derivatives as of Derivatives Account Period
Interest Rate Swaps (OTC Uncleared)
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (18)	Optional Termination Date	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$82,000,000	Receive	Weekly USD-SIFMA	2.138%	Quarterly	4/27/18	5/27/18	4/27/30	$(1,762,684)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,953,228,354	$ —	$5,953,228,354
Common Stocks	1,946,429	—	—	1,946,429
Corporate Bonds	—	—	843,946	843,946
Short-Term Investments:
Municipal Bonds	—	113,510,000	—	113,510,000
Investments in Derivatives:
Interest Rate Swaps*	—	(1,762,684)	—	(1,762,684)
Total	$1,946,429	$6,064,975,670	$843,946	$6,067,766,045

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments (excluding investments in derivatives) was $5,462,194,965.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$526,670,144
Depreciation	(15,792,116)
Net unrealized appreciation (depreciation) of investments	$510,878,028

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.
(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.250% to 2.100%.
(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(10)	On July 1, 2017, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.000% to 2.000%.
(11)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(12)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund's Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund's records.
(13)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(14)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(15)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.7%.
(16)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 21.1%.
(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(18)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
PIK	All or portion of this security is payment-in-kind.
USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: September 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2017